Related Party Transactions - Schedule of Due to Related Parties (Details) - Related Party [Member] - USD ($)	6 Months Ended
	Mar. 31, 2025	Sep. 30, 2024
Related Party Transaction [Line Items]
Total due to related parties	$ 275,741	$ 280,553
Jiangsu Zhongjin Kanglu Information Technology Co., Ltd. [Member]
Related Party Transaction [Line Items]
Related party relationship	An entity controlled by the CEO
Total due to related parties	$ 253,327	257,359
Shanghai Situma Intelligent Technology Co., Ltd. [Member]
Related Party Transaction [Line Items]
Related party relationship	Minority shareholder of Zhongjin Kangma
Total due to related parties	$ 21,119	21,854
Changzhou Zhongjian Kanglu Information Technology Co., Ltd [Member]
Related Party Transaction [Line Items]
Related party relationship	An entity controlled by the CEO
Total due to related parties	$ 661	684
Huaniaoyuan Environmental Engineering (Changzhou) Co., Ltd. [Member]
Related Party Transaction [Line Items]
Related party relationship	An entity controlled by the CEO
Total due to related parties	$ 634	$ 656